INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Net deferred tax asset - current:
Net operating loss carryforward	[1],[2]		$ 797
Employees benefits and compensation	[1],[2]		3,895
Others	[1],[2]		5,480
Current deferred tax benefit, gross	[1],[2]		10,172
Valuation allowance, see F below	[1],[2]		(3,014)
Total net current deferred tax asset	[1],[2]		7,158
Deferred tax assets:
Net operating loss carryforward	[1],[2]	103,197	306,496
Employees benefits and compensation	[1],[2]	4,895	2,405
Accruals and reserves	[1],[2]	2,415
Research and development	[1],[2]	1,707	1,940
Others	[1],[2]	6,129	3,403
Gross deferred tax assets - long-term	[1],[2]	118,343	314,244
Valuation allowance, see F below	[1],[2]	(5,807)	(279,898)
Deferred tax assets	[1],[2]	112,536	34,346
Deferred tax liabilities:
Depreciation and amortization	[1],[2]	(77,092)	(96,242)
Gain on TPSCo acquisition	[1],[2]	(15,957)	(30,653)
Others	[1],[2]	(559)	(2,684)
Deferred tax liability	[1],[2]	(93,608)	(129,579)
Presented in long term deferred tax assets	[1],[2]	82,852
Presented in long term deferred tax liabilities	[1],[2]	$ (63,924)	$ (95,233)

[1]	In 2017, the Company adopted ASU 2015-17 regarding classification of deferred taxes, prospectively, following which, effective 2017, deferred taxes are not presented as current assets.
[2]	deferred tax assets and liabilities relating to Tower for 2017 are computed based on the Israeli preferred enterprise tax rate of 7.5% and for 2016 are computed based on the effective Israeli statutory tax rate of 20%.